Note 48 - Impairment or reversal of impairment on non-financial assets (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impairment or reversal of impairment on non-financial assets
Tangible assets, impairment or reversal of impairment		€ 94,000,000	€ 5,000,000	€ 42,000,000
Intangible assets, impairment or reversal of impairment	[1]	1,330,000,000	83,000,000	16,000,000
Other non-financial assets, impairment or reversal of impairment		23,000,000	51,000,000	306,000,000
Total impairment (reversal of impairment) of non-financial assets		€ 1,447,000,000	€ 138,000,000	€ 364,000,000

[1]	(*) The balance of 2019 mainly corresponds to the impairment of the CGU in The United States (see Note 18).